UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2022

WESTERN ASSET

EMERGING MARKETS

DEBT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Emerging Markets Debt Fund for the six-month reporting period ended August 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2022

II	Western Asset Emerging Markets Debt Fund

Performance review

For the six months ended August 31, 2022, Class I shares of Western Asset Emerging Markets Debt Fund returned -9.52%. The Fund’s unmanaged benchmark, the JPMorgan Emerging Markets Bond Index Global Diversifiedi, returned -10.55% for the same period. The Lipper Emerging Markets Hard Currency Debt Funds Category Averageii returned -9.67% over the same time frame.

Performance Snapshot as of August 31, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Emerging Markets Debt Fund:
Class A	-9.64%
Class C	-10.05%
Class FI	-9.64%
Class I	-9.52%
Class IS	-9.51%
JPMorgan Emerging Markets Bond Index Global Diversified	-10.55%
Lipper Emerging Markets Hard Currency Debt Funds Category Average	-9.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2022, for Class A, Class C, Class FI, Class I and Class IS shares were 6.20%, 5.61%, 6.36%, 6.67% and 6.80%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class I and Class IS shares would have been 5.13%, 4.39%, 5.00%, 5.55% and 5.59%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 28, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.64%, 2.43%, 1.71%, 1.42% and 1.33%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Emerging Markets Debt Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.10% for Class FI shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

The management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2022

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations, and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Investments in high-yield (“junk”) bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Emerging Markets Debt Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The JPMorgan Emerging Markets Bond Index Global Diversified is an unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 257 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Emerging Markets Debt Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2022 and February 28, 2022 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2022 and held for the six months ended August 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-9.64%	$1,000.00	$903.60	1.07%	$5.13	Class A	5.00%	$1,000.00	$1,019.81	1.07%	$5.45
Class C	-10.05	1,000.00	899.50	1.85	8.86	Class C	5.00	1,000.00	1,015.88	1.85	9.40
Class FI	-9.64	1,000.00	903.60	1.10	5.28	Class FI	5.00	1,000.00	1,019.66	1.10	5.60
Class I	-9.52	1,000.00	904.80	0.80	3.84	Class I	5.00	1,000.00	1,021.17	0.80	4.08
Class IS	-9.51	1,000.00	904.90	0.70	3.36	Class IS	5.00	1,000.00	1,021.68	0.70	3.57

2	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

[1]	For the six months ended August 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2022

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 54.8%
Angola — 2.0%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	410,000	$357,336	(a)
Argentina — 1.9%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	21,020	4,929
Argentine Republic Government International Bond, Senior Notes, Step bond (3.875% to 7/9/23 then 4.250%)	3.875%	1/9/38	65,500	18,516
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	170,000	148,577	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	200,000	70,348	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	151,800	97,152	(b)
Total Argentina				339,522
Bahamas — 0.9%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	200,000	166,940	(b)
Bahrain — 3.0%
Bahrain Government International Bond, Senior Notes	4.250%	1/25/28	200,000	182,180	(a)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	240,000	204,531	(b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	200,000	150,865	(b)
Total Bahrain				537,576
Chile — 0.7%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	200,000	129,121
Colombia — 1.8%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	200,000	151,015
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	240,000	162,034
Total Colombia				313,049
Costa Rica — 0.9%
Costa Rica Government International Bond, Senior Notes	5.625%	4/30/43	200,000	151,629	(a)

See Notes to Financial Statements.

4	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Dominican Republic — 2.9%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	150,000		$144,023	(b)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000		121,597	(b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	300,000		255,490	(b)
Total Dominican Republic					521,110
Ecuador — 1.3%
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/23 then 6.000%)	5.500%	7/31/30	158,760		84,687	(b)
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	360,600		139,663	(b)
Total Ecuador					224,350
Egypt — 2.4%
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000		237,941	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000		192,527	(b)
Total Egypt					430,468
Gabon — 0.8%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	200,000		149,306	(a)
Ghana — 1.1%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	265,000		192,255	(b)
Guatemala — 0.9%
Guatemala Government Bond, Senior Notes	4.650%	10/7/41	200,000		159,036	(a)
Indonesia — 2.8%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	370,000		352,590	(b)
Indonesia Treasury Bond	8.375%	3/15/34	2,098,000,000	IDR	154,072
Total Indonesia					506,662
Ivory Coast — 1.0%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		178,130	(b)
Jamaica — 1.2%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	200,000		217,572

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Jordan — 2.0%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	200,000		$198,650	(b)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	200,000		164,846	(b)
Total Jordan					363,496
Kenya — 0.8%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		137,750	(a)
Mexico — 1.8%
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,700,000	MXN	76,163
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	300,000		244,613
Total Mexico					320,776
Nigeria — 2.1%
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	200,000		159,150	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	300,000		222,045	(a)
Total Nigeria					381,195
Oman — 4.3%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000		194,869	(a)
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000		194,868	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	200,000		197,482	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	200,000		179,562	(a)
Total Oman					766,781
Panama — 1.6%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	200,000		155,285
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000		138,443
Total Panama					293,728

See Notes to Financial Statements.

6	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Peru — 1.8%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	200,000		$257,697
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	80,000		59,880
Total Peru					317,577
Qatar — 2.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		236,655	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	200,000		207,001	(b)
Total Qatar					443,656
Romania — 0.8%
Romanian Government International Bond, Senior Notes	3.000%	2/14/31	180,000		143,985	(a)
Senegal — 0.8%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	210,000		147,956	(b)
South Africa — 1.0%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	250,000		180,125
Supranational — 0.4%
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	994,600,000	IDR	67,314
Turkey — 1.9%
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	200,000		162,865
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	200,000		168,837	(b)
Total Turkey					331,702
Ukraine — 0.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/27	200,000		41,250	*(b)(c)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	510,000		91,831	*(b)(c)
Total Ukraine					133,081
United Arab Emirates — 3.0%
Abu Dhabi Government International Bond, Senior Notes	3.125%	4/16/30	220,000		213,206	(b)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
United Arab Emirates — continued
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	200,000	$138,625	(b)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	300,000	191,424	(b)
Total United Arab Emirates				543,255
Uruguay — 2.7%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	300,000	307,833
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	94,000	96,251
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	80,000	80,705
Total Uruguay				484,789
Uzbekistan — 0.9%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	200,000	154,321	(b)
Total Sovereign Bonds (Cost — $12,350,095)				9,785,549
Corporate Bonds & Notes — 41.8%
Communication Services — 1.0%
Diversified Telecommunication Services — 1.0%
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	200,000	172,984	(b)
Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.7%
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	130,569	(b)
Consumer Staples — 0.8%
Beverages — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	150,000	139,384	(b)
Energy — 13.7%
Oil, Gas & Consumable Fuels — 13.7%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000	196,800	(b)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	200,000	134,193
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	200,000	168,500	(b)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	187,219	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000	173,492	(b)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000	236,925	(b)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	200,000	208,934	(b)

See Notes to Financial Statements.

8	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	340,000	$296,686
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	200,000	138,291	(a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	200,000	163,211
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	100,000	71,864
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	95,000	59,598
Petronas Capital Ltd., Senior Notes	2.480%	1/28/32	200,000	174,760	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	200,000	163,163	(b)
YPF SA, Senior Notes	8.500%	7/28/25	100,000	71,846	(a)
Total Energy				2,445,482
Financials — 6.0%
Banks — 1.1%
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	200,000	204,842	(a)
Capital Markets — 1.0%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	200,000	169,250	(b)
Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	150,000	121,137
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	186,500	(a)
REC Ltd., Senior Notes	4.750%	5/19/23	200,000	200,302	(a)
Total Diversified Financial Services				507,939
Insurance — 1.1%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	200,000	188,497	(b)
Total Financials				1,070,528
Industrials — 2.9%
Construction & Engineering — 1.1%
Hutama Karya Persero PT	3.750%	5/11/30	200,000	188,618	(b)
Transportation Infrastructure — 1.8%
DP World PLC, Senior Notes	4.700%	9/30/49	200,000	173,500	(a)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	200,000	152,830	(b)
Total Transportation Infrastructure				326,330
Total Industrials				514,948
Materials — 11.9%
Chemicals — 5.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	196,779	(a)
GC Treasury Center Co. Ltd., Senior Notes	2.980%	3/18/31	200,000	167,395	(b)
OCP SA, Senior Notes	5.125%	6/23/51	250,000	180,302	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	200,000	181,359	(b)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	200,000	186,269
Total Chemicals				912,104

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — 5.0%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	200,000	$198,250	(b)
Corp. Nacional del Cobre de Chile, Senior Notes	4.500%	8/1/47	200,000	169,067	(b)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.450%	5/15/30	200,000	196,544	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	100,000	113,129
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	250,000	217,878	(b)
Total Metals & Mining				894,868
Paper & Forest Products — 1.8%
Inversiones CMPC SA, Senior Notes	3.000%	4/6/31	200,000	167,347	(b)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	200,000	158,713
Total Paper & Forest Products				326,060
Total Materials				2,133,032
Real Estate — 0.7%
Real Estate Management & Development — 0.7%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	200,000	13,514	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	13,840	*(a)(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/8/26	200,000	100,000	(a)
Total Real Estate				127,354
Utilities — 4.1%
Electric Utilities — 4.1%
Eskom Holdings SOC Ltd.	6.350%	8/10/28	200,000	189,824	(a)
Israel Electric Corp. Ltd., Senior Notes	3.750%	2/22/32	200,000	185,669	(a)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	200,000	192,418	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	200,000	176,760	(a)
Total Utilities				744,671
Total Corporate Bonds & Notes (Cost — $8,971,873)				7,478,952
Total Investments — 96.6% (Cost — $21,321,968)				17,264,501
Other Assets in Excess of Liabilities — 3.4%				611,050
Total Net Assets — 100.0%				$17,875,551

See Notes to Financial Statements.

10	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of August 31, 2022.

(d)	The maturity principal is currently in default as of August 31, 2022.

Abbreviation(s) used in this schedule:

IDR	— Indonesian Rupiah

JSC	— Joint Stock Company

MXN	— Mexican Peso

At August 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	6	12/22	$823,474	$815,062	$8,412

At August 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	106,601	EUR	99,175	JPMorgan Chase & Co.	9/15/22	$6,834
MXN	374,000	USD	18,519	JPMorgan Chase & Co.	10/14/22	(114)
SGD	340,888	USD	242,522	JPMorgan Chase & Co.	10/14/22	1,469
USD	224,827	IDR	3,396,458,696	JPMorgan Chase & Co.	10/14/22	(3,688)
USD	111,131	MXN	2,329,000	JPMorgan Chase & Co.	10/14/22	(3,483)
EUR	50,408	USD	51,101	BNP Paribas SA	10/18/22	(278)
IDR	1,885,890,000	USD	125,109	Citibank N.A.	10/18/22	1,762
USD	124,819	IDR	1,885,890,000	Citibank N.A.	10/18/22	(2,051)
Total						$451

Abbreviation(s) used in this table:

EUR	— Euro

IDR	— Indonesian Rupiah

MXN	— Mexican Peso

SGD	— Singapore Dollar

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country**
Indonesia	7.4%
Oman	5.5
United Arab Emirates	5.3
Mexico	4.6
Peru	4.6
Dominican Republic	4.0
Chile	3.8
Brazil	3.6
Qatar	3.5
Kazakhstan	3.5
South Africa	3.2
Nigeria	3.2
Bahrain	3.1
Uruguay	2.8
Colombia	2.6
Panama	2.6
Egypt	2.5
Argentina	2.4
Israel	2.3
Jordan	2.1
Angola	2.1
Turkey	1.9
China	1.8
Guatemala	1.7
Ecuador	1.3
Jamaica	1.3
India	1.2
Kuwait	1.1
Ghana	1.1
United States	1.1
Morocco	1.0
Ivory Coast	1.0
Malaysia	1.0
Thailand	1.0
Bahamas	1.0
Uzbekistan	0.9
Costa Rica	0.9
Gabon	0.9
Senegal	0.9
Romania	0.8
Kenya	0.8

See Notes to Financial Statements.

12	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country** (cont’d)
Ukraine	0.8%
Hong Kong	0.7
Ireland	0.7
Supranational	0.4
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of August 31, 2022 and are subject to change.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

August 31, 2022

Assets:
Investments, at value (Cost — $21,321,968)	$17,264,501
Foreign currency, at value (Cost — $41,092)	39,855
Cash	249,470
Interest receivable	280,589
Deposits with brokers for open futures contracts	79,006
Unrealized appreciation on forward foreign currency contracts	10,065
Receivable from investment manager	7,522
Receivable from brokers — net variation margin on open futures contracts	2,438
Security litigation proceeds receivable	1,967
Receivable for Fund shares sold	152
Dividends receivable from affiliated investments	7
Prepaid expenses	24,753
Total Assets	17,960,325

Liabilities:
Audit and tax fees payable	21,669
Payable for Fund shares repurchased	18,106
Fund accounting fees payable	17,975
Unrealized depreciation on forward foreign currency contracts	9,614
Transfer agent fees payable	6,790
Shareholder reports payable	5,192
Service and/or distribution fees payable	1,497
Trustees’ fees payable	195
Accrued expenses	3,736
Total Liabilities	84,774
Total Net Assets	$17,875,551

Net Assets:
Par value (Note 7)	$45
Paid-in capital in excess of par value	63,469,293
Total distributable earnings (loss)	(45,593,787)
Total Net Assets	$17,875,551

See Notes to Financial Statements.

14	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Net Assets:
Class A	$5,591,662
Class C	$336,734
Class FI	$71,132
Class I	$10,900,270
Class IS	$975,753

Shares Outstanding:
Class A	1,407,871
Class C	84,870
Class FI	17,813
Class I	2,749,954
Class IS	246,895

Net Asset Value:
Class A (and redemption price)	$3.97
Class C*	$3.97
Class FI (and redemption price)	$3.99
Class I (and redemption price)	$3.96
Class IS (and redemption price)	$3.95
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%; 4.25% prior to August 15, 2022)	$4.12

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended August 31, 2022

Investment Income:
Interest	$639,910
Dividends from affiliated investments	257
Less: Foreign taxes withheld	(852)
Total Investment Income	639,315

Expenses:
Investment management fee (Note 2)	65,534
Fund accounting fees	35,694
Registration fees	33,021
Audit and tax fees	20,669
Transfer agent fees (Note 5)	14,439
Service and/or distribution fees (Notes 2 and 5)	9,376
Shareholder reports	7,206
Legal fees	3,358
Custody fees	378
Trustees’ fees	362
Commitment fees (Note 9)	104
Miscellaneous expenses	3,886
Total Expenses	194,027
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(97,198)
Net Expenses	96,829
Net Investment Income	542,486

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,215,569)
Futures contracts	135,867
Written options	6,043
Swap contracts	(35,111)
Forward foreign currency contracts	10,008
Foreign currency transactions	950
Net Realized Loss	(1,097,812)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,787,369)	‡
Futures contracts	24,688
Written options	(2,388)
Swap contracts	34,420
Forward foreign currency contracts	(6,564)
Foreign currencies	(2,267)
Change in Net Unrealized Appreciation (Depreciation)	(1,739,480)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(2,837,292)
Decrease in Net Assets From Operations	$(2,294,806)

‡	Net of change in accrued foreign capital gains tax of $(409).

See Notes to Financial Statements.

16	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2022 (unaudited) and the Year Ended February 28, 2022	August 31	February 28

Operations:
Net investment income	$542,486	$1,284,480
Net realized loss	(1,097,812)	(8,474)
Change in net unrealized appreciation (depreciation)	(1,739,480)	(3,400,433)
Decrease in Net Assets From Operations	(2,294,806)	(2,124,427)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(535,004)	(963,010)
Decrease in Net Assets From Distributions to Shareholders	(535,004)	(963,010)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,419,571	8,613,547
Reinvestment of distributions	513,133	933,731
Cost of shares repurchased	(8,246,195)	(11,596,430)
Decrease in Net Assets From Fund Share Transactions	(6,313,491)	(2,049,152)
Decrease in Net Assets	(9,143,301)	(5,136,589)

Net Assets:
Beginning of period	27,018,852	32,155,441
End of period	$17,875,551	$27,018,852

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$4.50	$5.02	$4.96	$4.66	$4.95	$5.02

Income (loss) from operations:
Net investment income	0.10	0.20	0.20	0.23	0.24	0.26
Net realized and unrealized gain (loss)	(0.53)	(0.57)	(0.05)	0.23	(0.28)	(0.09)
Total income (loss) from operations	(0.43)	(0.37)	0.15	0.46	(0.04)	0.17

Less distributions from:
Net investment income	(0.10)	(0.15)	(0.09)	(0.16)	(0.25)	(0.24)
Total distributions	(0.10)	(0.15)	(0.09)	(0.16)	(0.25)	(0.24)

Net asset value, end of period	$3.97	$4.50	$5.02	$4.96	$4.66	$4.95
Total return[4]	(9.64)%	(7.72)%	3.04%	9.90%	(0.53)%	3.38%

Net assets, end of period (000s)	$5,592	$6,192	$4,904	$8,163	$11,069	$8,752

Ratios to average net assets:
Gross expenses	1.92%[5]	1.64%	1.61%	1.61%	1.59%	1.30%
Net expenses[6,7]	1.075	1.03	1.01	1.01	1.06	1.01
Net investment income	4.825	3.92	3.99	4.82	5.27	5.11

Portfolio turnover rate	19%	74%	140%	47%	33%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$4.50	$5.00	$4.95	$4.65	$4.93	$5.01

Income (loss) from operations:
Net investment income	0.08	0.15	0.15	0.19	0.21	0.22
Net realized and unrealized gain (loss)	(0.53)	(0.55)	(0.06)	0.23	(0.28)	(0.10)
Total income (loss) from operations	(0.45)	(0.40)	0.09	0.42	(0.07)	0.12

Less distributions from:
Net investment income	(0.08)	(0.10)	(0.04)	(0.12)	(0.21)	(0.20)
Total distributions	(0.08)	(0.10)	(0.04)	(0.12)	(0.21)	(0.20)

Net asset value, end of period	$3.97	$4.50	$5.00	$4.95	$4.65	$4.93
Total return[4]	(10.05)%	(8.10)%	1.88%	9.09%	(1.26)%	2.39%

Net assets, end of period (000s)	$337	$522	$584	$851	$952	$1,527

Ratios to average net assets:
Gross expenses	2.74%[5]	2.45%[6]	2.48%	2.44%	2.35%	2.10%
Net expenses[7,8]	1.85 [5]	1.85 [6]	1.85	1.83	1.82	1.81
Net investment income	3.98 [5]	3.08	3.14	3.99	4.45	4.33

Portfolio turnover rate	19%	74%	140%	47%	33%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class FI Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$4.53	$5.04	$4.99	$4.70	$4.98	$5.04

Income (loss) from operations:
Net investment income	0.10	0.19	0.19	0.23	0.36	0.26
Net realized and unrealized gain (loss)	(0.54)	(0.56)	(0.05)	0.22	(0.27)	(0.09)
Total income (loss) from operations	(0.44)	(0.37)	0.14	0.45	0.09	0.17

Less distributions from:
Net investment income	(0.10)	(0.14)	(0.09)	(0.16)	(0.37)	(0.23)
Total distributions	(0.10)	(0.14)	(0.09)	(0.16)	(0.37)	(0.23)

Net asset value, end of period	$3.99	$4.53	$5.04	$4.99	$4.70	$4.98
Total return[4]	(9.64)%	(7.60)%	2.83%	9.65%	2.19%[5]	3.38%

Net assets, end of period (000s)	$71	$148	$525	$88	$137	$153

Ratios to average net assets:
Gross expenses	2.22%[6]	1.71%	1.72%	1.88%	1.41%[7]	1.32%
Net expenses[8,9]	1.10 [6]	1.10	1.10	1.10	0.88 [7]	1.03
Net investment income	4.77 [6]	3.78	3.81	4.70	5.43 [7]	5.16

Portfolio turnover rate	19%	74%	140%	47%	33%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The return includes a payment by affiliate to reimburse Class FI shares for a NAV error. Absent this payment, total return would have been 1.75% for the year ended February 28, 2019.

[6]	Annualized.

[7]

Ratios for the year ended February 28, 2019 do not reflect the one-time transfer agent fee adjustment of $3,300 related to a prior period over accrual. If this adjustment were included, the gross expense, net expense and net investment income ratios for Class FI shares for the year ended February 28, 2019 would have been (0.96%), (1.49%), and 7.79%, respectively.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$4.50	$5.01	$4.95	$4.66	$4.94	$5.01

Income (loss) from operations:
Net investment income	0.11	0.21	0.21	0.24	0.26	0.27
Net realized and unrealized gain (loss)	(0.54)	(0.56)	(0.05)	0.22	(0.27)	(0.09)
Total income (loss) from operations	(0.43)	(0.35)	0.16	0.46	(0.01)	0.18

Less distributions from:
Net investment income	(0.11)	(0.16)	(0.10)	(0.17)	(0.27)	(0.25)
Total distributions	(0.11)	(0.16)	(0.10)	(0.17)	(0.27)	(0.25)

Net asset value, end of period	$3.96	$4.50	$5.01	$4.95	$4.66	$4.94
Total return[4]	(9.52)%	(7.33)%	3.29%	9.98%	(0.06)%	3.63%

Net assets, end of period (000s)	$10,900	$18,537	$21,964	$26,300	$25,175	$71,321

Ratios to average net assets:
Gross expenses	1.70%[5]	1.42%	1.42%	1.44%	1.26%	1.08%
Net expenses[6,7]	0.805	0.80	0.80	0.80	0.74	0.79
Net investment income	5.045	4.13	4.19	5.00	5.47	5.33

Portfolio turnover rate	19%	74%	140%	47%	33%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$4.48	$4.99	$4.94	$4.64	$4.93	$5.00

Income (loss) from operations:
Net investment income	0.11	0.21	0.21	0.25	0.26	0.27
Net realized and unrealized gain (loss)	(0.53)	(0.56)	(0.06)	0.22	(0.28)	(0.08)
Total income (loss) from operations	(0.42)	(0.35)	0.15	0.47	(0.02)	0.19

Less distributions from:
Net investment income	(0.11)	(0.16)	(0.10)	(0.17)	(0.27)	(0.26)
Total distributions	(0.11)	(0.16)	(0.10)	(0.17)	(0.27)	(0.26)

Net asset value, end of period	$3.95	$4.48	$4.99	$4.94	$4.64	$4.93
Total return[4]	(9.51)%	(7.27)%	3.20%	10.31%	(0.22)%	3.72%

Net assets, end of period (000s)	$976	$1,620	$2,023	$1,217	$1,170	$1,840

Ratios to average net assets:
Gross expenses	1.62%[5]	1.33%	1.34%	1.45%	1.26%	1.04%
Net expenses[6,7]	0.70 [5]	0.70	0.70	0.70	0.70	0.71
Net investment income	5.13 [5]	4.24	4.28	5.13	5.58	5.39

Portfolio turnover rate	19%	74%	140%	47%	33%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

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Notes to financial statements (unaudited) (cont’d)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$9,785,549	—	$9,785,549
Corporate Bonds & Notes	—	7,478,952	—	7,478,952
Total Investments	—	$17,264,501	—	$17,264,501
Other Financial Instruments:
Futures Contracts††	$8,412	—	—	$8,412
Forward Foreign Currency Contracts††	—	$10,065	—	10,065
Total Other Financial Instruments	$8,412	$10,065	—	$18,477
Total	$8,412	$17,274,566	—	$17,282,978

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$9,614	—	$9,614

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is

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Notes to financial statements (unaudited) (cont’d)

exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

26	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2022, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended August 31, 2022, see Note 4.

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Notes to financial statements (unaudited) (cont’d)

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

28	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

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Notes to financial statements (unaudited) (cont’d)

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

30	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $9,614. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

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Notes to financial statements (unaudited) (cont’d)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London and Western Asset Singapore monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.10%, 1.85%, 1.10%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I

32	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended August 31, 2022, fees waived and/or expenses reimbursed amounted to $97,198, which included an affiliated money market fund waiver of $26.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at August 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires February 28, 2023	$39,679	$3,311	$1,380	$141,562	$10,812
Expires February 29, 2024	38,987	3,549	2,533	131,932	14,140
Expires February 28, 2025	24,411	1,847	606	64,849	5,459
Total fee waivers/expense reimbursements subject to recapture	$103,077	$8,707	$4,519	$338,343	$30,411

For the six months ended August 31, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 ($1,000,000 prior to August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$19
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$3,845,025
Sales	9,146,386

At August 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$21,321,968	$123,722	$(4,181,189)	$(4,057,467)
Futures contracts	—	8,412	—	8,412
Forward foreign currency contracts	—	10,065	(9,614)	451

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$8,412	—	$8,412
Forward foreign currency contracts	—	$10,065	10,065
Total	$8,412	$10,065	$18,477

34	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$9,614

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$(5,936)	—	$(5,936)
Futures contracts	$135,867	—	—	135,867
Written options	—	6,043	—	6,043
Swap contracts	—	—	$(35,111)	(35,111)
Forward foreign currency contracts	—	10,008	—	10,008
Total	$135,867	$10,115	$(35,111)	$110,871

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$(3,302)	—	$(3,302)
Futures contracts	$24,688	—	—	24,688
Written options	—	(2,388)	—	(2,388)
Swap contracts	—	—	$34,420	34,420
Forward foreign currency contracts	—	(6,564)	—	(6,564)
Total	$24,688	$(12,254)	$34,420	$46,854

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

During the six months ended August 31, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$3,935
Written options†	1,233
Futures contracts (to sell)	1,053,482
Forward foreign currency contracts (to buy)	301,954
Forward foreign currency contracts (to sell)	640,271

Average Notional Balance
Credit default swap contracts (buy protection)†	$428,571

†	At August 31, 2022, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of August 31, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	—	$(278)	$(278)	—	$(278)
Citibank N.A.	$1,762	(2,051)	(289)	—	(289)
JPMorgan Chase & Co.	8,303	(7,285)	1,018	—	1,018
Total	$10,065	$(9,614)	$451	—	$451

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

36	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

For the six months ended August 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$7,163	$2,722
Class C	2,078	393
Class FI	135	221
Class I	—	10,700
Class IS	—	403
Total	$9,376	$14,439

For the six months ended August 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$24,418
Class C	1,848
Class FI	606
Class I	64,866
Class IS	5,460
Total	$97,198

6. Distributions to shareholders by class

	Six Months Ended August 31, 2022	Year Ended February 28, 2022
Net Investment Income:
Class A	$134,536	$199,709
Class A2†	—	5,722
Class C	8,044	12,406
Class FI	2,269	11,052
Class I	359,917	658,978
Class IS	30,238	75,143
Total	$535,004	$963,010

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At August 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2022		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	88,946	$363,677	590,775	$3,005,822
Shares issued on reinvestment	27,939	115,434	34,716	173,136
Shares repurchased	(83,683)	(347,805)	(228,477)	(1,131,385)
Net increase	33,202	$131,306	397,014	$2,047,573

Class A2†
Shares sold	—	—	5,324	$28,192
Shares issued on reinvestment	—	—	1,160	5,722
Shares repurchased	—	—	(437,533)	(2,238,993)
Net decrease	—	—	(431,049)	$(2,205,079)

Class C
Shares sold	42	$188	34,600	$175,892
Shares issued on reinvestment	1,482	6,194	2,066	10,311
Shares repurchased	(32,716)	(137,040)	(37,396)	(190,262)
Net decrease	(31,192)	$(130,658)	(730)	$(4,059)

Class FI
Shares sold	3,529	$15,000	25,009	$127,748
Shares issued on reinvestment	547	2,269	2,177	10,969
Shares repurchased	(18,894)	(79,448)	(98,775)	(495,927)
Net decrease	(14,818)	$(62,179)	(71,589)	$(357,210)

Class I
Shares sold	242,056	$991,685	818,671	$4,057,764
Shares issued on reinvestment	86,303	358,998	132,366	658,450
Shares repurchased	(1,701,799)	(7,113,038)	(1,215,809)	(6,062,119)
Net decrease	(1,373,440)	$(5,762,355)	(264,772)	$(1,345,905)

Class IS
Shares sold	11,692	$49,021	241,548	$1,218,129
Shares issued on reinvestment	7,295	30,238	15,149	75,143
Shares repurchased	(133,614)	(568,864)	(300,476)	(1,477,744)
Net decrease	(114,627)	$(489,605)	(43,779)	$(184,472)

†

On June 24, 2021, the Fund converted 427,788 Class A2 shares into 426,954 Class A shares, valued at $2,190,273. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

38	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

all or some portion of the six months ended August 31, 2022. The following transactions were effected in such company for the six months ended August 31, 2022.

	Affiliate Value at February 28, 2022	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$88,182	$1,858,913	1,858,913	$1,947,095	1,947,095

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$257	—	—

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2022.

10. Deferred capital losses

As of February 28, 2022, the Fund had deferred capital losses of $40,605,056, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the

40	Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report

invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Western Asset Emerging Markets Debt Fund 2022 Semi-Annual Report	41

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore with respect to the Fund (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date

42	Western Asset Emerging Markets Debt Fund

selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional emerging markets hard currency debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2021 was equal to the median, that its performance for the 3- and 5-year periods ended December 31,

Western Asset Emerging Markets Debt Fund	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

2021 was above the median and that its performance for the 10-year period ended December 31, 2021 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 3-year period ended December 31, 2021 and trailed that of its benchmark index for the 1-, 5- and 10-year periods. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional emerging markets hard currency debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below than the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory

44	Western Asset Emerging Markets Debt Fund

contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Emerging Markets Debt Fund	45

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

46	Western Asset Emerging Markets Debt Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Emerging Markets Debt Fund	47

Western Asset

Emerging Markets Debt Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Emerging Markets Debt Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Emerging Markets Debt Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX011343 10/22 SR22-4514

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 26, 2022